Financial risk management - Increases/Decreases of the Price of Equity Securities (Details) - Fair value measurement input - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Fair Value – increase by 4,000 basis points	€ 6,623	€ 12,556
Fair Value – decrease by 4,000 basis points	€ (6,623)	€ (12,556)
Percentage of reasonably possible increase in unobservable input, entity's own equity instruments	40.00%
Percentage of reasonably possible decrease in unobservable input, entity's own equity instruments	40.00%